Schedule of Investments (unaudited)	iShares® MSCI China Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
EHang Holdings Ltd., ADR(a)(b)	17,888	$378,331

Air Freight & Logistics — 0.2%
BEST Inc., ADR(a)(b)	154,816	161,009

Auto Components — 2.4%
Huazhong In-Vehicle Holdings Co. Ltd.	364,000	204,919
Nexteer Automotive Group Ltd.	704,000	910,157
Prinx Chengshan Holdings Ltd.(b)	112,000	89,192
Tianneng Power International Ltd.(b)	534,000	588,879
Wuling Motors Holdings Ltd.(b)	960,000	222,884
		2,016,031
Automobiles — 0.7%
Niu Technologies, ADR(a)(b)	23,936	486,858
Qingling Motors Co. Ltd., Class H	576,000	115,783
		602,641
Beverages — 0.3%
China Foods Ltd.	704,000	261,942
China Huiyuan Juice Group Ltd.(c)	81,000	—
		261,942
Biotechnology — 4.9%
Alphamab Oncology(a)(d)	296,000	718,018
Ascentage Pharma Group International(a)(b)(d)	115,200	478,963
Beyondspring Inc.(a)(b)	17,088	218,214
Burning Rock Biotech Ltd., ADR(a)	34,304	530,340
CStone Pharmaceuticals(a)(d)	368,000	490,035
Essex Bio-Technology Ltd.	224,000	158,276
Everest Medicines Ltd.(a)(d)	118,000	535,676
Genetron Holdings Ltd., ADR(a)(b)	14,208	128,440
Genor Biopharma Holdings Ltd.(a)(b)(d)	128,000	139,793
Immunotech Biopharm Ltd.(a)(b)	96,000	185,943
JW Cayman Therapeutics Co. Ltd.(a)(b)(d)	128,000	206,978
Shanghai Henlius Biotech Inc.(a)(d)	64,000	248,269
Untrade Cteg(c)	600,000	11,615
		4,050,560
Building Products — 0.5%
China Fangda Group Co. Ltd., Class B(a)	39,890	12,893
Luoyang Glass Co. Ltd., Class H(a)	192,000	394,085
		406,978
Capital Markets — 2.1%
China Everbright Ltd.	734,000	790,664
China Renaissance Holdings Ltd.(d)	131,200	272,736
Glory Sun Financial Group Ltd.(a)	8,704,000	255,959
Up Fintech Holding Ltd., ADR(a)	72,480	437,779
		1,757,138
Chemicals — 1.9%
China BlueChemical Ltd., Class H	1,408,000	427,388
China Longevity Group Co. Ltd.(a)(c)	96,000	—
China Lumena New Materials Corp.(a)(b)(c)	21,700	—
China XLX Fertiliser Ltd.	320,000	194,088
Fufeng Group Ltd.	1,184,600	473,413
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	326,493	211,150
Sinofert Holdings Ltd.(b)	1,664,000	245,007
		1,551,046
Commercial Services & Supplies — 0.4%
Binjiang Service Group Co. Ltd.	64,000	176,005
Security	Shares	Value

Commercial Services & Supplies (continued)
Dynagreen Environmental Protection Group Co. Ltd., Class H	320,000	$165,223
		341,228
Communications Equipment — 0.1%
Eastern Communications Co. Ltd., Class B	262,400	121,229

Construction & Engineering — 1.3%
Changsha Broad Homes Industrial Group Co Ltd., Class H(a)(b)(d)	76,800	96,046
Greentown Management Holdings Co. Ltd.(d)	384,000	222,035
ReneSola Ltd., ADR(a)(b)	30,336	209,318
Sinopec Engineering Group Co. Ltd., Class H	1,152,000	560,802
		1,088,201
Construction Materials — 0.7%
Asia Cement China Holdings Corp.	368,000	234,070
Untrade MH Development NPV(c)	112,000	8,330
West China Cement Ltd.	1,728,000	293,962
		536,362
Consumer Finance — 2.1%
Differ Group Holding Co. Ltd.(b)	2,304,000	469,782
FinVolution Group, ADR.	86,016	504,914
LexinFintech Holdings Ltd., ADR(a)	79,648	334,522
Qudian Inc., ADR(a)	142,336	199,270
Yixin Group Ltd.(a)(d)	1,024,000	181,607
		1,690,095
Containers & Packaging — 0.5%
CPMC Holdings Ltd.	320,000	164,300
Greatview Aseptic Packaging Co. Ltd.	640,000	215,029
		379,329
Distributors — 0.7%
China Tobacco International HK Co. Ltd.(b)	160,000	363,966
Xinhua Winshare Publishing and Media Co. Ltd., Class H	320,000	241,652
		605,618
Diversified Consumer Services — 5.0%
China East Education Holdings Ltd.(d)	432,000	450,946
China Kepei Education Group Ltd.	320,000	173,793
China Maple Leaf Educational Systems Ltd.(a)	1,152,000	128,492
China New Higher Education Group Ltd.(d)	672,000	337,388
China Online Education Group, ADR(a)(b)	1,315	2,183
Edvantage Group Holdings Ltd.	256,000	165,779
Fu Shou Yuan International Group Ltd.	928,000	745,845
Gaotu Techedu Inc., ADR(a)	103,008	275,031
Hope Education Group Co. Ltd.(d)	2,176,000	474,575
JH Educational Technology Inc.	384,000	122,616
Koolearn Technology Holding Ltd.(a)(b)(d)	272,000	284,170
Minsheng Education Group Co. Ltd.(d)	832,000	113,096
OneSmart International Education Group Ltd., ADR(a)(b)(c)	52,440	20,987
Tianli Education International Holdings Ltd.	1,056,000	251,709
Wisdom Education International Holdings Co. Ltd.	704,000	129,647
Youdao Inc., ADR(a)	28,992	459,813
		4,136,070
Diversified Financial Services — 0.7%
CSSC Hong Kong Shipping Co. Ltd.	960,000	131,573
Haitong UniTrust International Leasing Co. Ltd., Class H(d)	1,152,000	162,503
National Agricultural Holdings Ltd.(b)(c)	108,900	140
Sheng Ye Capital Ltd.	336,000	305,494
		599,710

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 1.9%
China Fiber Optic Network System Group Ltd.(c)	181,600	$—
China High Speed Transmission Equipment Group Co. Ltd.(a)	320,000	264,936
Hangzhou Steam Turbine Co. Ltd., Class B	217,623	484,196
Harbin Electric Co. Ltd., Class H	576,000	271,935
Sun King Technology Group Ltd.	832,000	554,809
Trony Solar Holdings Co. Ltd.(c)	216,000	—
		1,575,876
Electronic Equipment, Instruments & Components — 1.2%
Anxin-China Holdings Ltd.(c)	672,000	1
FIH Mobile Ltd.(a)(b)	2,528,000	368,514
PAX Global Technology Ltd.	6,000	4,642
Truly International Holdings Ltd.	1,408,000	473,065
Zepp Health Corp., ADR(a)	24,032	163,177
		1,009,399
Entertainment — 5.0%
Archosaur Games Inc.(d)	128,000	173,337
Cathay Media And Education Group Inc.(d)	352,000	142,953
CMGE Technology Group Ltd.(b)	768,000	328,176
DouYu International Holdings Ltd., ADR(a)(b)	115,648	321,502
Fire Rock Holdings Ltd.	1,680,000	467,505
Huanxi Media Group Ltd.(a)	1,280,000	251,141
HUYA Inc., ADR(a)	63,520	546,907
iDreamSky Technology Holdings Ltd.(a)(d)	409,600	341,829
IMAX China Holding Inc.(d)	96,000	158,810
NetDragon Websoft Holdings Ltd.	192,000	437,358
Untrade SMI Holdings(c)	267,200	—
XD Inc.(a)(b)	153,600	912,679
		4,082,197
Equity Real Estate Investment Trusts (REITs) — 0.7%
Yuexiu REIT	1,312,000	563,632

Food & Staples Retailing — 0.1%
111 Inc.(a)(b)	20,544	79,094

Food Products — 2.3%
China Modern Dairy Holdings Ltd.(b)	2,240,000	374,568
China Youran Dairy Group Ltd.(a)(d)	608,000	321,231
COFCO Joycome Foods Ltd.(b)	1,856,000	623,463
Zhou Hei Ya International Holdings Co. Ltd.(d)	656,000	602,611
		1,921,873
Gas Utilities — 1.0%
Beijing Gas Blue Sky Holdings Ltd.(a)(c)	3,264,000	29,287
Tian Lun Gas Holdings Ltd.	240,000	228,837
Towngas China Co. Ltd.	832,000	564,119
		822,243
Health Care Equipment & Supplies — 3.4%
AK Medical Holdings Ltd.(d)	384,000	328,165
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H(a)	64,100	151,097
China Isotope & Radiation Corp.(b)	47,200	134,373
Kangji Medical Holdings Ltd.	256,000	287,095
Lifetech Scientific Corp.(a)	2,944,000	1,591,480
Peijia Medical Ltd.(a)(d)	128,000	275,435
Untrade Hosa International Ltd.(c)	220,000	—
		2,767,645
Health Care Providers & Services — 1.8%
China Resources Medical Holdings Co. Ltd.	672,000	421,007
Genertec Universal Medical Group Co. Ltd.(d)	736,000	508,161
Security	Shares	Value

Health Care Providers & Services (continued)
IVD Medical Holding Ltd.	640,000	$282,208
New Horizon Health Ltd.(a)(d)	64,000	242,113
		1,453,489
Hotels, Restaurants & Leisure — 1.7%
CA Cultural Technology Group Ltd.(a)(c)	482,000	37,705
China Travel International Investment Hong Kong Ltd.(a)	1,664,000	279,429
Haichang Ocean Park Holdings Ltd.(a)(d)	928,000	326,073
Huangshan Tourism Development Co. Ltd., Class B(a)	163,200	113,098
Shanghai Jin Jiang Capital Co. Ltd., Class H	1,088,000	401,826
Xiabuxiabu Catering Management China Holdings Co. Ltd.(d)	336,000	232,040
		1,390,171
Household Durables — 2.0%
Konka Group Co. Ltd., Class B	419,200	127,803
Q Technology Group Co. Ltd.	320,000	450,259
Skyworth Group Ltd.(a)	1,152,000	700,241
TCL Electronics Holdings Ltd.	672,000	353,358
		1,631,661
Independent Power and Renewable Electricity Producers — 3.9%
Beijing Energy International Holding Co. Ltd.(a)	5,312,000	181,117
Beijing Jingneng Clean Energy Co. Ltd., Class H	1,088,000	309,831
Canvest Environmental Protection Group Co. Ltd.	384,000	203,375
CGN New Energy Holdings Co. Ltd.(b)	1,024,000	901,321
China Datang Corp. Renewable Power Co. Ltd., Class H	1,792,000	688,887
China Everbright Greentech Ltd.(d)	480,000	163,925
Concord New Energy Group Ltd.	4,480,000	459,014
GCL New Energy Holdings Ltd.(a)	6,656,000	263,335
		3,170,805
Industrial Conglomerates — 0.6%
Shanghai Industrial Holdings Ltd.	352,000	505,896

Insurance — 0.5%
Fanhua Inc., ADR	31,872	407,962

Interactive Media & Services — 1.3%
Meitu Inc.(a)(d)	1,728,000	357,190
Sohu.com Ltd., ADR(a)(b)	23,360	394,083
Tongdao Liepin Group(a)	147,200	288,435
		1,039,708
Internet & Direct Marketing Retail — 1.8%
Baozun Inc., ADR(a)	46,432	640,297
Cango Inc./KY, ADR(b)	29,568	93,139
Maoyan Entertainment(a)(b)(d)	313,600	352,589
Uxin Ltd., ADR(a)	194,592	430,048
		1,516,073
IT Services — 1.4%
Digital China Holdings Ltd.	608,000	330,343
Hi Sun Technology China Ltd.(a)	1,440,000	185,147
INESA Intelligent Tech Inc., Class B	148,800	62,157
Yeahka Ltd.(a)	166,400	600,687
		1,178,334
Life Sciences Tools & Services — 0.4%
Viva Biotech Holdings(d)	528,000	315,358

Machinery — 2.6%
China Yuchai International Ltd.	11,392	134,995
CIMC Enric Holdings Ltd.	576,000	784,313
First Tractor Co. Ltd., Class H(b)	320,000	147,039
Lonking Holdings Ltd.	1,536,000	396,286

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Shanghai Diesel Engine Co. Ltd., Class B	278,465	$168,193
Shanghai Highly Group Co. Ltd., Class B	217,684	108,900
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	163,200	220,320
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H(b)	185,600	203,732
		2,163,778
Media — 1.0%
iClick Interactive Asia Group Ltd., ADR(a)(b)	50,080	332,030
Joy Spreader Group Inc.(a)(b)	512,000	143,560
Mobvista Inc.(a)(b)(d)	384,000	335,364
		810,954
Metals & Mining — 3.3%
China Metal Recycling Holdings Ltd.(c)	184,800	—
China Oriental Group Co. Ltd.	896,000	236,818
China Zhongwang Holdings Ltd.(a)(b)(c)	1,271,200	230,707
Jinchuan Group International Resources Co. Ltd.(b)	2,496,000	375,791
Shougang Fushan Resources Group Ltd.	1,600,000	415,130
Tiangong International Co. Ltd.	896,000	524,765
Untrade Real Gold Mining(c)	126,000	—
Youyuan International Holdings Ltd.(b)(c)	120,000	2,000
Zhaojin Mining Industry Co. Ltd., Class H	928,000	968,700
		2,753,911
Oil, Gas & Consumable Fuels — 1.4%
CGN Mining Co. Ltd.	1,760,000	200,872
Inner Mongolia Yitai Coal Co. Ltd., Class B.	841,687	669,276
Sinopec Kantons Holdings Ltd.	768,000	279,794
		1,149,942
Paper & Forest Products — 0.0%
China Forestry Holdings Co. Ltd.(c)	306,000	1
Qunxing Paper Holdings Co. Ltd.(c)	148,000	—
Superb Summit International Group Ltd.(c)	2,975	1
		2
Personal Products — 0.2%
Yatsen Holding Ltd., ADR(a)	67,968	177,396

Pharmaceuticals — 5.5%
Antengene Corp. Ltd.(a)(d)	160,000	241,293
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	206,000	276,109
China Animal Healthcare Ltd.(c)	140,000	—
China Shineway Pharmaceutical Group Ltd.	224,000	206,642
Grand Pharmaceutical Group Ltd., Class A(b)	848,000	694,886
Hua Han Health Industry Holdings Ltd.(b)(c)	651,960	1
Hua Medicine(a)(d)	544,000	286,001
Luye Pharma Group Ltd.(a)(d)	1,392,000	638,163
Ocumension Therapeutics(a)(b)(d)	128,000	272,588
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	192,000	100,201
Shanghai Haixin Group Co., Class B.	361,663	121,519
Sihuan Pharmaceutical Holdings Group Ltd.	2,976,000	580,247
SSY Group Ltd.	1,088,000	544,139
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class S(b)	160,000	174,400
Tong Ren Tang Technologies Co. Ltd., Class H.	480,000	361,628
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(a)(d)	22,400	16,289
		4,514,106
Professional Services — 0.2%
SOS Ltd., ADR(a)(b)	144,096	184,443
Security	Shares	Value

Real Estate Management & Development — 17.3%
Aoyuan Healthy Life Group Co. Ltd.	44,000	$16,492
Beijing North Star Co. Ltd., Class H.	130,000	18,775
C&D International Investment Group Ltd.	302,000	575,679
C&D Property Management Group Co. Ltd.(a)	320,000	172,330
Central China Management Co. Ltd.	769,038	147,987
Central China New Life Ltd.	251,000	160,224
Central China Real Estate Ltd.	704,038	99,313
China Aoyuan Group Ltd.	992,000	277,322
China Logistics Property Holdings Co. Ltd.(a)(b)(d)	544,000	292,998
China Merchants Land Ltd.	960,000	104,768
China Overseas Grand Oceans Group Ltd.	1,344,000	606,183
China SCE Group Holdings Ltd.	1,344,800	355,087
China South City Holdings Ltd.(b)	3,520,000	234,044
China Vast Industrial Urban Development Co. Ltd.(d)	242,000	52,136
Colour Life Services Group Co. Ltd.(b)	380,000	55,152
Cosmopolitan International Holdings Ltd.(a)	1,536,000	238,338
DaFa Properties Group Ltd.(b)	192,000	107,104
Datang Group Holdings Ltd.(b)	256,000	136,779
Dexin China Holdings Co. Ltd.(b)	640,000	208,464
Excellence Commercial Property & Facilities Management Group Ltd.(b)	256,000	152,943
Fantasia Holdings Group Co. Ltd.	1,435,500	57,987
Ganglong China Property Group Ltd.(b)	384,000	220,872
Gemdale Properties & Investment Corp. Ltd.	5,248,000	503,527
Greenland Hong Kong Holdings Ltd.	672,000	135,822
Huijing Holdings Co. Ltd.(b)	640,000	158,400
Jiayuan International Group Ltd.	1,152,000	443,191
Jingrui Holdings Ltd.	416,000	107,228
JY Grandmark Holdings Ltd.	416,000	144,037
Kaisa Group Holdings Ltd.	2,208,000	300,139
KWG Living Group Holdings Ltd.	736,000	444,919
Leading Holdings Group Ltd.(a)(b)	256,000	111,618
LVGEM China Real Estate Investment Co. Ltd.(a)	832,000	150,439
Midea Real Estate Holding Ltd.(d)	236,800	409,951
Nam Tai Property Inc.(a)	13,824	247,588
Poly Property Group Co. Ltd.	1,632,000	410,198
Powerlong Commercial Management Holdings Ltd.	128,000	257,934
Radiance Holdings Group Co. Ltd.(b)	640,000	317,248
Redco Properties Group Ltd.(d)	832,000	241,129
Redsun Properties Group Ltd.(b)	800,000	226,725
Road King Infrastructure Ltd.	187,000	174,479
Ronshine China Holdings Ltd.(b)	464,000	176,472
SCE Intelligent Commercial Management Holdings Ltd.	416,000	187,782
Shanghai Industrial Urban Development Group Ltd.	1,536,000	133,020
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	217,600	189,312
Shenzhen Investment Ltd.	2,112,000	479,384
Shinsun Holdings Group Co. Ltd.	608,000	105,258
Shoucheng Holdings Ltd.	1,729,600	419,707
Shui On Land Ltd.	2,848,000	378,526
Sino-Ocean Group Holding Ltd.	2,416,000	564,991
Skyfame Realty Holdings Ltd.	1,984,000	223,893
SOHO China Ltd.(a)	1,632,000	364,155
Sunkwan Properties Group Ltd.(b)	512,000	147,074
Times Neighborhood Holdings Ltd.(b)	416,000	183,378
Yincheng International Holding Co. Ltd.(b)	320,000	123,109
Yuzhou Group Holdings Co. Ltd.	1,728,907	170,718
Zhenro Properties Group Ltd.	1,376,000	776,404
Zhongliang Holdings Group Co. Ltd.	544,000	235,096

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Zhuguang Holdings Group Co. Ltd.	1,408,000	$287,089
		14,220,917
Semiconductors & Semiconductor Equipment — 2.3%
BOE Varitronix Ltd.	224,000	280,359
JinkoSolar Holding Co. Ltd., ADR(a)	30,176	1,577,601
		1,857,960
Software — 2.0%
AsiaInfo Technologies Ltd.(d)	140,800	234,048
Bit Digital Inc.(a)(b)	48,736	479,562
BIT Mining Ltd., SP ADR(a)(b)	28,736	212,072
Cloopen Group Holding Ltd., ADR(a)	41,344	156,694
Inspur International Ltd.(a)	384,000	196,460
Newborn Town Inc.(a)	320,000	158,199
OneConnect Financial Technology Co. Ltd., ADR(a)	91,552	234,373
		1,671,408
Specialty Retail — 0.9%
Boshiwa International Holding Ltd.(c)	67,000	—
China Harmony Auto Holding Ltd.	624,000	344,088
Mulsanne Group Holding Ltd.(a)(b)(d)	192,000	153,158
Pou Sheng International Holdings Ltd.(a)	1,664,000	234,727
		731,973
Technology Hardware, Storage & Peripherals — 1.0%
Canaan Inc., ADR(a)(b)	70,624	620,785
Coolpad Group Ltd.(a)	3,328,000	160,041
		780,826
Textiles, Apparel & Luxury Goods — 2.8%
361 Degrees International Ltd.(a)	640,000	320,173
China Dongxiang Group Co. Ltd.	2,304,000	209,777
China Lilang Ltd.	320,000	171,366
Fuguiniao Co. Ltd.(c)	43,200	—
JNBY Design Ltd.	128,000	215,686
Xtep International Holdings Ltd.(b)	1,040,000	1,404,843
		2,321,845
Trading Companies & Distributors — 0.3%
China Aircraft Leasing Group Holdings Ltd.	192,000	123,409
CITIC Resources Holdings Ltd.(a)	2,176,000	128,361
		251,770
Transportation Infrastructure — 2.0%
Anhui Expressway Co. Ltd., Class H	340,000	257,527
Security	Shares	Value

Transportation Infrastructure (continued)
COSCO SHIPPING International Hong Kong Co. Ltd.	448,000	$138,629
Hainan Meilan International Airport Co. Ltd., Class H(a)	160,000	522,185
Sichuan Expressway Co. Ltd., Class H	576,000	127,482
Tianjin Port Development Holdings Ltd.	1,472,000	115,830
Yuexiu Transport Infrastructure Ltd.	794,000	492,814
		1,654,467
Water Utilities — 1.1%
China Everbright Water Ltd.	688,000	146,217
China Water Affairs Group Ltd.	640,000	734,343
		880,560
Total Common Stocks — 99.9%
(Cost: $93,201,976)		82,241,192

Short-Term Investments

Money Market Funds — 15.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	12,464,528	12,469,513
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	310,000	310,000
		12,779,513
Total Short-Term Investments — 15.5%
(Cost: $12,776,982)		12,779,513

Total Investments in Securities — 115.4%
(Cost: $105,978,958)		95,020,705

Other Assets, Less Liabilities — (15.4)%		(12,667,186)

Net Assets — 100.0%		$82,353,519

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,118,371	$—		$(9,647,115	)(a)	$(602)	$(1,141)	$12,469,513	12,464,528	$251,080	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	260,000	(a)	—		—	—	310,000	310,000	2		—
						$(602)	$(1,141)	$12,779,513		$251,082		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI China Free Index	8	12/17/21	$379	$(19,145)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$32,575,509	$49,324,908	$340,775	$82,241,192
Money Market Funds	12,779,513	—	—	12,779,513
	$45,355,022	$49,324,908	$340,775	$95,020,705
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(19,145)	$—	$(19,145)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt